Shareholder Report, Average Annual Return (Details) 197388_Roundhill Daily 2X Long Magnificent Seven ETF_TF_TSR Annual {TF}	12 Months Ended	22 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill Daily 2X Long Magnificent Seven ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Daily 2X Long Magnificent Seven ETF NAV
Average Annual Return, Percent	28.38%	59.05%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	22.52%	18.88%